December 6, 2021

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: SMALLCAP World Fund, Inc.

File Nos. 033-32785 and 811-05888

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on November 30, 2021 of Registrant’s Post-Effective Amendment No. 64 under the Securities Act of 1933 and Amendment No. 67 under the Investment Company Act of 1940, both as amended.

Sincerely,

Julie E. Lawton

Secretary